GOODWILL (Details Textual)	12 Months Ended
Dec. 31, 2023 USD ($)
Other operating income (expense)
Statement1 [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 965,000
Taylor Maritime Management Limited [Member]
Statement1 [Line Items]
Discount rate used in current estimate of value in use	13.20%
Cash flow projection period	3 years
Growth rate used for cash flow projections	2.10%
Tamar Ship Management Limited [Member]
Statement1 [Line Items]
Growth rate used in the estimate of terminal value	2.00%
Discount rate used in current estimate of value in use	12.60%
Cash flow projection period	3 years
Cash flow projection additional period	2 years
Growth rate used for cash flow projections	3.10%